DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATION
DISCONTINUED OPERATION

10.DISCONTINUED OPERATION

On August 8, 2014, the Company entered into a share purchase agreement to the sale of Mixblu Limited and its subsidiaries and certain assets to Fast Fashion China Limited, a company controlled by the former chief executive officer of the Group.

Pursuant to the agreement, the adjusted consideration was approximately $6.1 million and the closing date was September 18, 2014. The A&A business shall have been deemed transferred to Fast Fashion China Limited as of July 31, 2014 including without limitation any changes in assets and liabilities and results of operations.

As of December 31, 2014, the Company has received all the consideration. In accordance with ASC 360-10, the result of A&A business have been excluded from continuing operations and reported as discontinued operation for the current and prior periods.

Accordingly, the discontinued operations were retrospectively reflected for all the years presented in the consolidated statements of comprehensive loss. The following shows summarized operating results reported as discontinued operations for the years ended December 31, 2012, 2013 and 2014:

	2012	2013	2014
	$	$	$
Net Revenues	112,996,103	44,799,542	22,060,470
Cost of goods sold (excluding depreciation and amortization)	84,508,624	36,797,383	17,662,870
Operating expenses:
Selling, general and administrative expenses	56,779,270	33,792,763	14,261,642
Depreciation and amortization	3,012,283	2,947,892	1,711,219
Other operating income, net	(952,458)	(301,713)	—
Total operating expenses	58,839,095	36,438,942	15,972,861
Other income, net	—	—	13,699
Impairment on the discontinued operation	—	—	(9,280,050)
Gain on disposal of the discontinued operation	—	—	1,049,254
Net loss from discontinued operation	(30,351,616)	(28,436,783)	(19,792,358)

The following table shows the major classes of assets and liabilities of the discontinued business as of December 31, 2013 and the date of the disposal, respectively:

	2013.12.31	2014.7.31
	$	$
Cash and cash equivalents	1,475,172	1,051,649
Accounts receivable	799,713	859,542
Other receivables	1,807,509	2,128,646
Advances to suppliers and prepaid expenses	1,216,689	556,720
Merchandise inventories	20,536,041	14,046,603
Property and equipment, net	2,193,195	2,484,505
Intangible assets, net	44,520	30,161
Other non-current assets	585,345	—
Accounts payable	(4,497,593)	(4,372,876)
Advances from customers	(1,076,283)	(791,392)
Accrued expenses	(393,313)	(380,307)
Other current liabilities	(1,489,649)	(1,215,022)
Income taxes payable	(33,545)	(33,161)
Net assets	21,167,801	14,365,068